EQUITY - Special Limited Partner Units Held by Brookfield (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance at end of period (in shares)	72,954,447
Equity Attributable To Owners Of Parent Special Limited Partner
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4	4
Balance at end of period (in shares)	4	4